Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 87,650		$ 108,011
Trading
Trading securities	176,603		148,205
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	347,151		317,845
Loans	835,714		819,965
Derivatives
Derivatives	115,914		154,439
Deposits
Personal	434,047		404,932
Business and government	736,730		759,870
Bank	44,894		44,012
Other
Obligations related to securities sold short	36,653		35,511
Obligations related to assets sold under repurchase agreements and securities loaned	334,465		273,947
Derivatives
Total derivatives	117,244		153,491
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(860)		(2,185)
Financial assets	(860)		(2,185)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(860)		(2,185)
Financial liabilities	(860)		(2,185)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	80,868		64,195
Investment
Investment securities	1,314		1,702
Derivatives
Total gross derivatives, assets	2,811		3,939
Other assets	1,453		1,221
Financial assets	86,446		71,057
Other
Obligations related to securities sold short	15,005		16,383
Derivatives
Total gross derivatives, liabilities	3,408		3,847
Other liabilities	400		341
Financial liabilities	18,813		20,571
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	81,356		84,468
Trading
Trading securities	93,556		82,123
Investment
Investment securities	115,408		90,613
Assets purchased under reverse repurchase agreements and securities borrowed	296,430		264,665
Loans	7,929		9,673
Derivatives
Total gross derivatives, assets	113,618		152,302
Other assets	2,906		2,141
Financial assets	711,203		685,985
Deposits
Personal	26,480		22,016
Business and government	139,897		152,566
Bank	10,517		7,196
Other
Obligations related to securities sold short	21,648		19,128
Obligations related to assets sold under repurchase agreements and securities loaned	301,752		248,835
Derivatives
Total gross derivatives, liabilities	113,243		149,723
Other liabilities	(1,258)		(632)
Financial liabilities	612,279		598,832
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,179		1,887
Investment
Investment securities	602		576
Loans	2,311		1,692
Derivatives
Total gross derivatives, assets	345		383
Other assets	11		15
Financial assets	5,448		4,553
Deposits
Personal	281		241
Derivatives
Total gross derivatives, liabilities	1,453		2,106
Financial liabilities	1,734		2,347
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	18,595		15,024
Investment
Investment securities	1,175		1,226
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,067		3,779
Investment
Investment securities	3,659		2,555
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	14,148		13,257
Investment
Investment securities	2,582		2,124
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,507		1,254
Investment
Investment securities	102		440
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	48,288		35,570
Investment
Investment securities	62,377		43,918
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities			4
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,919		1,325
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,790		3,452
Investment
Investment securities	6,417		5,144
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2		2
Investment
Investment securities	2,521		2,860
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	30		28
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,239		1,308
Investment
Investment securities	432		524
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities			2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,767		21,162
Investment
Investment securities	29,328		25,569
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities			7
Investment
Investment securities	141		151
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	55,847		46,592
Investment
Investment securities	37		36
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,255		3,593
Investment
Investment securities	474		395
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,179		1,874
Investment
Investment securities	431		397
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,618		7,524
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	35,685		39,804
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	237		263
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	65,792		99,424
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	7		13
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	298		388
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,811		3,939
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	13,327		14,786
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	98		62
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,484)		(2,100)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	3		45
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	36,323		39,592
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	869		1,122
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	58,164		94,310
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	53		145
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	109		125
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,408		3,847
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	19,256		16,663
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	539		847
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(609)		(967)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(8)		(8)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	81,356		84,468
Trading
Trading securities	176,603		148,205
Investment
Investment securities	117,324		92,891
Assets purchased under reverse repurchase agreements and securities borrowed	296,430		264,665
Loans	10,240		11,365
Derivatives
Total gross derivatives, assets	116,774		156,624
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(860)		(2,185)
Derivatives	115,914		154,439
Other assets	4,370		3,377
Financial assets	802,237		759,410
Deposits
Personal	26,761		22,257
Business and government	139,897		152,566
Bank	10,517		7,196
Other
Obligations related to securities sold short	36,653		35,511
Obligations related to assets sold under repurchase agreements and securities loaned	301,752		248,835
Derivatives
Total gross derivatives, liabilities	118,104		155,676
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(860)		(2,185)
Total derivatives	117,244		153,491
Other liabilities	(858)		(291)
Financial liabilities	631,966		619,565
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(281)	$ (250)	(241)	$ (184)	$ (160)	$ (158)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	20,662		18,803
Investment
Investment securities	4,834		3,781
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	14,148		13,257
Investment
Investment securities	2,582		2,124
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	51,795		36,828
Investment
Investment securities	62,479		44,358
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	5,709		4,777
Investment
Investment securities	6,417		5,144
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2		2
Investment
Investment securities	2,551		2,888
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,239		1,310
Investment
Investment securities	432		524
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,767		21,169
Investment
Investment securities	29,469		25,720
Recurring [member] | Equity securities [member]
Trading
Trading securities	60,281		52,059
Investment
Investment securities	942		828
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,618		7,524
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	35,922		40,067
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	65,799		99,437
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	298		388
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	16,236		18,787
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,481)		(2,055)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	37,192		40,714
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	58,217		94,455
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	109		125
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	23,203		21,357
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (617)		$ (975)